Note 5 - Trade Receivables (Tables)	12 Months Ended
Jan. 31, 2018
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	January 31, 2018	January 31, 2017
Trade receivables	30,111	26,495
Less: Allowance for doubtful accounts	(1,319)	(1,094)
	28,792	25,401